STEWARD FUNDS
Supplement dated June 11, 2010 to Prospectus dated August 28, 2009

At a meeting held May 18, 2010, the Board of Directors of the Steward Funds (“Funds”) voted to approve a Compliance Services Agreement between the Funds and Capstone Asset Management Company, the Funds’ investment adviser and administrator (“CAMCO”).  Regulatory changes in the past several years have added increasing compliance responsibilities with respect to the Funds and the Board of Directors determined that it was appropriate to compensate CAMCO for the compliance related services it provides to the Funds.  For these services, effective May 1, 2010, each Fund shall pay to CAMCO at the end of each month a fee at the annual rate of 0.025% of the average daily net assets of the Fund.  Accordingly, the Fee Table and expense Example for each Fund is revised as follows to reflect this additional expense.

STEWARD LARGE CAP ENHANCED INDEX FUND
Shareholder Fees (fees paid directly from your investment) (1)
	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Exchange fee	None	None
Maximum account fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (2)
Management fees	0.15%	0.15%
Distribution and Service (12b-1) fees(3)	0.25%	None
Administrative Service Fee (4)	0.10%	None
Compliance Fee	0.03%	0.03%
Other expenses(5)	0.43%	0.43%
Acquired fund fees and expenses(6)	0.00%	0.00%
Total annual Fund operating expenses	0.96%	0.61%

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Individual Class	$98	$306	$531	$1,178
Institutional Class	$62	$195	$340	$762

STEWARD SMALL-MID CAP ENHANCED INDEX FUND
Shareholder Fees (fees paid directly from your investment) (1)
	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Exchange fee	None	None
Maximum account fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (2)
Management fees	0.15%	0.15%
Distribution and Service (12b-1) fees(3)	0.25%	None
Administrative Service Fee (4)	0.10%	None
Compliance Fee	0.03%	0.03%
Other expenses(5)	0.57%	0.57%
Acquired fund fees and expenses(6)	0.00%	0.00%
Total annual Fund operating expenses	1.10%	0.75%

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Individual Class	$112	$350	$606	$1,340
Institutional Class	$77	$240	$417	$930

STEWARD GLOBAL EQUITY INCOME FUND
Shareholder Fees (fees paid directly from your investment) (1)
	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Exchange fee	None	None
Maximum account fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (2)
Management fees	0.30%	0.30%
Distribution and Service (12b-1) fees(3)	0.25%	None
Administrative Service Fee (4)	0.10%	None
Compliance Fee	0.03%	0.03%
Other expenses(5)	0.42%	0.42%
Acquired fund fees and expenses(6)	0.00%	0.00%
Total annual Fund operating expenses	1.10%	0.75%

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Individual Class	$112	$350	$606	$1,340
Institutional Class	$77	$240	$417	$930

STEWARD INTERNATIONAL ENHANCED INDEX FUND
Shareholder Fees (fees paid directly from your investment) (1)
	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Exchange fee	None	None
Maximum account fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (2)
Management fees	0.30%	0.30%
Distribution and Service (12b-1) fees(3)	0.25%	None
Administrative Service Fee (4)	0.10%	None
Compliance Fee	0.03%	0.03%
Other expenses(5)	0.42%	0.42%
Acquired fund fees and expenses(6)	0.00%	0.00%
Total annual Fund operating expenses	1.10%	0.75%

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Individual Class	$112	$350	$606	$1,340
Institutional Class	$77	$240	$417	$930

STEWARD SELECT BOND FUND
Shareholder Fees (fees paid directly from your investment) (1)
	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Exchange fee	None	None
Maximum account fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (2)
Management fees	0.25%	0.25%
Distribution and Service (12b-1) fees(3)	0.25%	None
Administrative Service Fee (4)	0.10%	None
Compliance Fee	0.03%	0.03%
Other expenses(5)	0.38%	0.38%
Acquired fund fees and expenses(6)	0.00%	0.00%
Total annual Fund operating expenses	1.01%	0.66%

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Individual Class	$103	$322	$558	$1,236
Institutional Class	$67	$211	$368	$822

(1)
In addition to the other fees specified in this Fee Table, on or about December 1 of each year thereafter, an annual $12 fee will be deducted from each shareholder account in the Fund that, on the day the fee is deducted, has been open for more than one year and has a net asset value of less than $200.  The fee will apply separately to each account in the Fund that meets such criteria.

(2)	Annual Fund Operating Expenses are based on the Fund’s fees and expenses for the fiscal year ended April 30, 2009 adjusted to add the compliance fee.
(3)	The Fund has adopted a 12b-1 Plan with respect to its Individual Class shares. See “Distributor; Service and Distribution Plan”
(4)	The Fund has adopted an Administrative Services Plan with respect to its Individual Class shares. See “Distributor; Service and Distribution Plan; Administrative Services Plan”.
(5)	“Other Expenses” include such items as administration, custody, transfer agent, legal, accounting and registration fees.
(6)
Acquired Fund Fees and Expenses represent the pro-rata expenses indirectly incurred by the Fund as a result of investing in other investment companies such as money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund’s net asset value. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds and do not reflect the compliance fee.